AB Municipal Income Fund II

AB New Jersey Portfolio

Portfolio of Investments

August 31, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 100.2%
Long-Term Municipal Bonds – 100.2%
New Jersey – 85.3%
City of Jersey City NJ Series 2017-A 5.00%, 11/01/2031	$500	$551,782
5.00%, 11/01/2037	1,000	1,088,056
Essex County Improvement Authority (Friends of TEAM Academy Charter School Obligated Group) Series 2021 4.00%, 06/15/2051	500	423,905
Hudson County Improvement Authority (County of Hudson NJ) Series 2016 5.00%, 05/01/2036	1,400	1,486,031
Morris-Union Jointure Commission (Morris-Union Jointure Commission COP) AGM Series 2013 5.00%, 08/01/2026	2,320	2,370,020
New Jersey Economic Development Authority (Bancroft Neurohealth Obligated Group) Series 2016-A 5.00%, 06/01/2041	1,000	1,004,669
New Jersey Economic Development Authority (NJ Metromall Urban Renewal, Inc.) Series 2002 6.50%, 04/01/2028	961	972,415
New Jersey Economic Development Authority (North Star Academy Charter School of Newark, Inc.) Series 2017 5.00%, 07/15/2032	1,000	1,032,290
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.00%, 01/01/2028	1,000	1,023,026
5.50%, 01/01/2027	1,000	1,030,812
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2047	2,500	2,557,243
New Jersey Economic Development Authority (Seeing Eye, Inc. (The)) Series 2017 5.00%, 06/01/2032	1,765	1,868,314
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	1,165	1,177,893
New Jersey Educational Facilities Authority (Kean University) AGM Series 2015-H 5.00%, 07/01/2034	2,500	2,632,670
New Jersey Educational Facilities Authority (Ramapo College of New Jersey) AGM Series 2022-A 4.00%, 07/01/2052	1,000	941,151

	Principal Amount (000)	U.S. $ Value

New Jersey Educational Facilities Authority (Stevens Institute of Technology) Series 2017 5.00%, 07/01/2047	$1,750	$1,806,469
New Jersey Health Care Facilities Financing Authority Series 2016 4.00%, 07/01/2041	3,000	2,916,792
New Jersey Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group) Series 2017-A 5.00%, 07/01/2035	1,950	2,062,843
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017-A 5.00%, 07/01/2035	1,835	1,927,094
New Jersey Health Care Facilities Financing Authority (Valley Health System Obligated Group/NJ) Series 2019 4.00%, 07/01/2039	2,500	2,426,509
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2028	1,000	1,076,457
5.00%, 06/15/2029	1,750	1,880,009
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2015-A 5.25%, 06/15/2041	1,250	1,288,488
Series 2018-A 5.00%, 12/15/2035	1,750	1,850,227
Series 2020-A 4.00%, 06/15/2045	1,415	1,300,642
Series 2022-A 5.00%, 06/15/2032	1,000	1,109,350
New Jersey Turnpike Authority Series 2019-A 5.00%, 01/01/2048	680	725,780
Series 2020-D 5.00%, 01/01/2028	1,350	1,464,080
North Hudson Sewerage Authority/NJ Series 2001-A Zero Coupon, 08/01/2024 (Pre-refunded/ETM)	1,625	1,539,538
Rahway Valley Sewerage Authority (The) Series 2005-A Zero Coupon, 09/01/2035	3,445	2,088,884
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046	2,675	2,694,717
Union County Improvement Authority (Township of Union NJ/Union County Lease) Series 2003-A 5.25%, 08/15/2023	430	430,972

	Principal Amount (000)	U.S. $ Value

Union County Utilities Authority (County of Union NJ Lease) Series 2011-A 5.25%, 12/01/2031	$3,050	$3,055,102

		51,804,230

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	145	167,018

Arizona – 0.2%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)	100	107,610

Delaware – 3.4%
Delaware River & Bay Authority Series 2021 4.00%, 01/01/2046	1,000	950,537
Series 2022 5.00%, 01/01/2032(b)	1,000	1,142,012

		2,092,549

Florida – 0.2%
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2020 5.00%, 06/01/2055	100	99,037

Guam – 3.4%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	100	86,251
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	150	156,889
5.00%, 10/01/2040	655	680,524
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2046	720	729,814
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	440	388,732

		2,042,210

Illinois – 0.5%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031	305	319,803

	Principal Amount (000)	U.S. $ Value

Louisiana – 0.2%
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 10/01/2040(a)	$100	$110,670

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	50	51,531

Nevada – 0.1%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(a)	500	66,560

New York – 1.9%
Port Authority of New York & New Jersey Series 2014 5.00%, 09/01/2031	1,100	1,135,285

North Dakota – 0.2%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(a)	110	67,383
7.00%, 12/15/2043(a)	110	64,740

		132,123

Ohio – 0.5%
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055	335	318,582

Puerto Rico – 2.3%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2033	100	56,763
4.00%, 07/01/2033	100	93,460
4.00%, 07/01/2046	100	84,555
5.25%, 07/01/2023	18	17,761
5.625%, 07/01/2029	100	107,519
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	155	156,905
Puerto Rico Highway & Transportation Authority Series 2007-N 5.25%, 07/01/2036	145	146,810
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	300	310,842
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	104	79,531
Series 2019-A 4.329%, 07/01/2040	70	67,954
5.00%, 07/01/2058	305	295,120

		1,417,220

	Principal Amount (000)	U.S. $ Value

Tennessee – 0.4%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	$145	$145,319
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(a) (c) (d)	260	97,760

		243,079

Texas – 0.4%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	245	248,401

Washington – 0.5%
Kalispel Tribe of Indians Series 2018-B 5.25%, 01/01/2038(a)	210	225,465
Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities District Hotel Occupancy Tax) Series 2021 4.00%, 07/01/2031	100	96,715

		322,180

Wisconsin – 0.3%
UMA Education, Inc. Series 2019 5.00%, 10/01/2034(a)	200	202,010

Total Municipal Obligations (cost $62,393,031)		60,880,098

	Shares

SHORT-TERM INVESTMENTS – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.03%(e) (f) (g) (cost $514,780)	514,780	514,780

Total Investments – 101.1% (cost $62,907,811)(h)		61,394,878
Other assets less liabilities – (1.1)%		(646,662)

Net Assets – 100.0%		$60,748,216

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	465	01/15/2025	2.565%	CPI#	Maturity	$47,388	$—	$47,388
USD	233	01/15/2025	2.585%	CPI#	Maturity	23,560	—	23,560
USD	232	01/15/2025	2.613%	CPI#	Maturity	23,204	—	23,204
USD	870	01/15/2026	CPI#	3.611%	Maturity	(46,230)	—	(46,230)
USD	800	01/15/2026	CPI#	3.766%	Maturity	(36,089)	—	(36,089)
USD	2,070	01/15/2028	1.230%	CPI#	Maturity	411,472	—	411,472
USD	1,640	01/15/2028	0.735%	CPI#	Maturity	385,045	—	385,045
USD	3,470	01/15/2029	CPI#	3.406%	Maturity	(136,465)	—	(136,465)
USD	530	01/15/2029	CPI#	3.735%	Maturity	(6,105)	—	(6,105)
USD	240	01/15/2029	CPI#	3.408%	Maturity	(9,398)	—	(9,398)
USD	225	01/15/2030	1.572%	CPI#	Maturity	42,936	—	42,936
USD	225	01/15/2030	1.587%	CPI#	Maturity	42,624	—	42,624
USD	450	01/15/2031	2.782%	CPI#	Maturity	38,684	—	38,684
USD	370	01/15/2031	2.680%	CPI#	Maturity	35,567	—	35,567

						$816,193	$—	$816,193

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	8,300	01/15/2027	1 Day SOFR	2.482%	Annual	$(179,615)	$—	$(179,615)
USD	3,000	01/15/2029	1.370%	3 Month LIBOR	Semi-Annual/ Quarterly	333,853	—	333,853
USD	1,650	01/15/2031	1.456%	3 Month LIBOR	Semi-Annual/ Quarterly	216,228	32,660	183,568
USD	1,350	01/15/2031	1.270%	3 Month LIBOR	Semi-Annual/ Quarterly	195,695	—	195,695
USD	1,000	01/15/2031	1.240%	3 Month LIBOR	Semi-Annual/ Quarterly	147,427	—	147,427
USD	2,450	04/15/2032	1.284%	1 Day SOFR	Annual	338,511	—	338,511
USD	900	02/15/2036	1 Day SOFR	2.286%	Annual	(62,457)	—	(62,457)
USD	700	02/15/2041	1 Day SOFR	1.770%	Annual	(111,048)	—	(111,048)
USD	600	02/15/2041	1 Day SOFR	1.657%	Annual	(105,188)	—	(105,188)
USD	490	02/15/2041	1 Day SOFR	1.715%	Annual	(81,674)	—	(81,674)

						$691,732	$32,660	$659,072

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	1,235	10/09/2029	1.125%	SIFMA*	Quarterly	$111,239	$—	$111,239

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2022, the aggregate market value of these securities amounted to $1,502,936 or 2.5% of net assets.

(b)	When-Issued or delayed delivery security.
(c)	Non-income producing security.
(d)	Defaulted.
(e)	Affiliated investments.
(f)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(g)	The rate shown represents the 7-day yield as of period end.
(h)

As of August 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,093,449 and gross unrealized depreciation of investments was $(3,019,878), resulting in net unrealized appreciation of $73,571.

As of August 31, 2022, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 10.0% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

CCRC – Congregate Care Retirement Center

COP – Certificate of Participation

CPI – Consumer Price Index

LIBOR – London Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund II

AB New Jersey Portfolio

August 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$60,880,098	$—	$60,880,098
Short-Term Investments	514,780	—	—	514,780

Total Investments in Securities	514,780	60,880,098	—	61,394,878
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	1,050,480	—	1,050,480
Centrally Cleared Interest Rate Swaps	—	1,231,714	—	1,231,714
Interest Rate Swaps	—	111,239	—	111,239
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(234,287)	—	(234,287)
Centrally Cleared Interest Rate Swaps	—	(539,982)	—	(539,982)

Total	$514,780	$62,499,262	$—	$63,014,042

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2022 is as follows:

Fund	Market Value 05/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,284	$3,125	$3,894	$515	$4